Schedule of net income (loss) per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Net income (loss) per share attributable to ordinary shareholders
Net loss for the year	$ (1,365)	$ (10,643)	$ (15,482)	$ (1,462)
Weighted average number of basic and diluted ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,059,932	10,084,932
Weighted average number of basic and diluted ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,059,932	10,084,932
Basic net loss per share (cents) | (per share)	$ (12.34)	$ (96.21)	$ (139.98)	$ (14.50)
Diluted net loss per share (cents) | (per share)	$ (12.34)	$ (96.21)	$ (139.98)	$ (14.50)